Form 13F Holdings Report -- Submission Type 13F-HR

The following submission of Form 13F Holdings Report (submission type 13F-HR) includes the submission Page 1 data Fields, attached header, Cover Page, Summary Page, and Information Table.
Main Page (1)

	TYPE                     		13F-HR
	PERIOD                 	 		3/31/2010

		CIK                      	0000936936
		CCC                      	6bytaas@
	SUBMISSION/CONTACT
		NAME                     	Todd M. Humphrey
		PHONE                    	310-824-6445

Attached Documents Page (2)
						FORM 13F
						FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[   ] is a restatement.
                                  	[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Doheny Asset Management LLC
Address: 	10877 Wilshire Blvd.
         	Suite 1406
         	Los Angeles, CA  90024

13F File Number:  	801-43726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		William H. Doheny, Jr.
Title:    	Managing Member
Phone:    	310-209-5500
Signature, Place, and Date of Signing:

    William H. Doheny, Jr.	Los Angeles, CA	     April 30, 2010
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	none

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   		0

Form 13F Information Table Entry Total:   	87
Form 13F Information Table Value Total:   	$150,331,000
List of Other Included Managers:		none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co (fmly Minnesota Mining & COM              88579Y101      429     5130 SH       SOLE                                       5130
ALLSCRIPTS-MISYS HEALTHCARE SO COM              01988P108     3013   153865 SH       SOLE                                     153865
AMGEN INC.                     COM              031162100     1230    20550 SH       SOLE                                      20550
ANALOG DEVICES                 COM              032654105      837    29025 SH       SOLE                                      29025
ANWORTH MORTGAGE ASSET CORP    COM              037347101     5868   870600 SH       SOLE                                     870600
APPLE COMPUTER INC.            COM              037833100     6621    28175 SH       SOLE                                      28175
AT&T INC                       COM              00206R102      283    10956 SH       SOLE                                      10956
AZZ INC                        COM              002474104      836    24710 SH       SOLE                                      24710
BALTIC TRADING LTD             COM              Y0553W103      549    40500 SH       SOLE                                      40500
BANK OF AMERICA CORP           COM              060505104     1418    79437 SH       SOLE                                      79437
BARNES & NOBLE                 COM              067774109     4903   226790 SH       SOLE                                     226790
BELDEN CDT INC                 COM              077454106      724    26360 SH       SOLE                                      26360
BERKSHIRE HATHAWAY INC - CL A  COM              084670108     1096        9 SH       SOLE                                          9
BERKSHIRE HATHAWAY INC - CLASS COM              084670702      835    10280 SH       SOLE                                      10280
BGC PARTNERS INC-CL A          COM              05541T101     5525   904270 SH       SOLE                                     904270
BJ'S RESTAURANTS INC           COM              09180C106     1392    59750 SH       SOLE                                      59750
BP P.L.C. ADR (fmly BP Amoco P COM              055622104      205     3597 SH       SOLE                                       3597
BURGER KING HOLDINGS INC       COM              121208201      288    13560 SH       SOLE                                      13560
BYD CO-LTD UNSPONSORED ADR     COM              05606L100     2204    22040 SH       SOLE                                      22040
CATERPILLAR INC.               COM              149123101      306     4868 SH       SOLE                                       4868
CHECK POINT SOFTWARE TECH      COM              M22465104     6356   181250 SH       SOLE                                     181250
CHESAPEAKE  ENERGY             COM              165167107     2841   120180 SH       SOLE                                     120180
CHEVRON CORP (fmly ChevronTexa COM              166764100     2264    29854 SH       SOLE                                      29854
CISCO SYSTEMS                  COM              17275R102      335    12885 SH       SOLE                                      12885
COCA COLA COMPANY              COM              191216100      553    10050 SH       SOLE                                      10050
CONOCOPHILLIPS                 COM              20825C104     1987    38838 SH       SOLE                                      38838
CONSOLIDATED GRAPHICS INC      COM              209341106      225     5440 SH       SOLE                                       5440
DISNEY WALT CO DEL COM         COM              254687106      266     7612 SH       SOLE                                       7612
DUKE ENERGY CORP-NEW           COM              26441C105     1492    91410 SH       SOLE                                      91410
ELECTRONIC ARTS INC.           COM              285512109      355    19035 SH       SOLE                                      19035
EXXON MOBIL CORPORATION        COM              30231G102     1162    17345 SH       SOLE                                      17345
GENERAL ELECTRIC CO COM        COM              369604103     1877   103134 SH       SOLE                                     103134
GFI GROUP INC.                 COM              361652209     5285   912735 SH       SOLE                                     912735
GOLDMAN SACHS GROUP INC.       COM              38141G104      263     1540 SH       SOLE                                       1540
GOOGLE INC - CL A              COM              38259P508     3536     6235 SH       SOLE                                       6235
HALLIBURTON CO.                COM              406216101     5407   179450 SH       SOLE                                     179450
HARLEYSVILLE NATIONAL CORP     COM              412850109      200    29897 SH       SOLE                                      29897
HESS CORP (fmly Amerada Hess C COM              42809H107      296     4740 SH       SOLE                                       4740
HOLOGIC INC                    COM              436440101      554    29890 SH       SOLE                                      29890
INTEL CORP COM                 COM              458140100      899    40315 SH       SOLE                                      40315
INTERNATIONAL BUSINESS MACHINE COM              459200101     1018     7935 SH       SOLE                                       7935
INTERNATIONAL GAME TECHNOLOGY  COM              459902102     3699   200510 SH       SOLE                                     200510
J.P. MORGAN CHASE & CO         COM              46625H100      910    20340 SH       SOLE                                      20340
JOHNSON & JOHNSON COM          COM              478160104     3349    51365 SH       SOLE                                      51365
KB HOME                        COM              48666k109      338    20190 SH       SOLE                                      20190
KIMBERLY CLARK                 COM              494368103      401     6370 SH       SOLE                                       6370
KINDER MORGAN ENERGY PARTNERS  COM              494550106      352     5375 SH       SOLE                                       5375
KRAFT FOODS INC. - CLASS A     COM              50075N104     1507    49850 SH       SOLE                                      49850
LEXINGTON CORPORATE PPTYS TR   COM              529043101      501    77000 SH       SOLE                                      77000
LIONS GATE ENTERTAINMENT CORP  COM              535919203     3149   504725 SH       SOLE                                     504725
MARATHON OIL CORP              COM              565849106     2674    84520 SH       SOLE                                      84520
MERCK and CO INC               COM              58933Y105     2014    53915 SH       SOLE                                      53915
MICROCHIP TECHNOLOGY INC       COM              595017104     2986   106050 SH       SOLE                                     106050
MICROSOFT                      COM              594918104      297    10125 SH       SOLE                                      10125
NAVIOS MARITIME HOLDINGS INC   COM              Y62196103     2751   414250 SH       SOLE                                     414250
NORTHROP GRUMMAN CORP          COM              666807102     1121    17100 SH       SOLE                                      17100
NUSTAR ENERGY LP               COM              67058H102     1209    20000 SH       SOLE                                      20000
ORACLE SYSTEM CORP             COM              68389X105      508    19750 SH       SOLE                                      19750
PENNEY (J.C.) CO.              COM              708160106      318     9895 SH       SOLE                                       9895
PEOPLE'S UNITED FINANCIAL INC. COM              712704105      653    41835 SH       SOLE                                      41835
PEPSICO INC COM                COM              713448108      478     7225 SH       SOLE                                       7225
PFIZER INC.                    COM              717081103      716    41767 SH       SOLE                                      41767
PROCTER & GAMBLE CO.           COM              742718109     1071    16935 SH       SOLE                                      16935
PROSHARES ULTRASHORT 20+Y TR   COM              74347r297     1423    29225 SH       SOLE                                      29225
REDWOOD TRUST INC              COM              758075402     6337   410975 SH       SOLE                                     410975
SAFEWAY INC.                   COM              786514208      288    11590 SH       SOLE                                      11590
SARA LEE                       COM              803111103     1910   137105 SH       SOLE                                     137105
SCHLUMBERGER LTD COM           COM              806857108      345     5435 SH       SOLE                                       5435
SHIP FINANCE INTL LTD          COM              G81075106     6746   379850 SH       SOLE                                     379850
SPECTRA ENERGY CORP            COM              847560109     1438    63825 SH       SOLE                                      63825
STARBUCKS CORP                 COM              855244109      648    26700 SH       SOLE                                      26700
SYMANTEC CORP                  COM              871503108      747    44140 SH       SOLE                                      44140
TAKE-TWO INTERACTIVE SOFTWARE  COM              874054109      852    86300 SH       SOLE                                      86300
TARGET CORP                    COM              87612E106      305     5800 SH       SOLE                                       5800
TEVA PHARMACEUTICAL-SP ADR     COM              881624209     6074    96294 SH       SOLE                                      96294
TEXAS INSTRUMENTS INC.         COM              882508104      380    15540 SH       SOLE                                      15540
TRANSTEXAS GAS CORP - CLASS A  COM              893895201        0    15041 SH       SOLE                                      15041
TVI CORP                       COM              872916101        0    17500 SH       SOLE                                      17500
XILINX INC                     COM              983919101      242     9500 SH       SOLE                                       9500
BAC CAPITAL TRUST III          PFD              05518E202     3608   154275 SH       SOLE                                     154275
CITIGROUP CAPITAL VII          PFD              17306N203     1684    76550 SH       SOLE                                      76550
COUNTRYWIDE CAPITAL V          PFD              222388209     2469   109975 SH       SOLE                                     109975
JPM CHASE CAPITAL XXVI  8.00%  PFD              48124G104     1397    51500 SH       SOLE                                      51500
LEXINGTON REALTY TRUST 7.55% S PFD              529537201     2331   104760 SH       SOLE                                     104760
MORGAN STANLEY CAP TR III 6.25 PFD              617460209     3702   165275 SH       SOLE                                     165275
WELLS FARGO CAPITAL  5.625%  4 PFD              94979P203      305    14000 SH       SOLE                                      14000
CENTRAL FUND CANADA CL A                        153501101      360    25700 SH       SOLE                                      25700